Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Land and Buildings	Camp, Roads, and Other Site	Ore Processing Mill	Heavy Machinery and Equipment	Leasehold Improvements & Other	Total

December 31, 2017 (restated – note 6)	$1,709	$5,343	$22,749	$8,475	$1,335	$39,611
Additions (includes business combinations)	-	226	-	837	168	1,231
Decommission change in estimate	-	-	85	-	-	85

December 31, 2018	$1,709	$5,569	$22,834	$9,312	$1,503	$40,927

Accumulated Depreciation	Land and Buildings	Camp, Roads, and Other Site	Ore Processing Mill	Heavy Machinery and Equipment	Leasehold Improvements & Other	Total

December 31, 2017 (restated – note 6)	$351	$4,692	$10,270	$6,767	$1,275	$23,355
Depreciation (includes business combinations)	78	177	1,178	766	140	2,339
Disposal	-	-	-	-	-	-

December 31, 2018	$429	$4,869	$11,448	$7,533	$1,415	$25,694

Net book Value	Land and Buildings	Camp, Roads, and Other Site	Ore Processing Mill	Heavy Machinery and Equipment	Leasehold Improvements & Other	Total

December 31, 2017 (restated – note 6)	$1,358	$651	$12,479	$1,708	$60	$16,256

December 31, 2018	$1,280	$700	$11,386	$1,779	$88	$15,233